Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 03, 2024
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Rule One Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Rule One Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rule One Fund (the “Fund”) seeks long-term capital appreciation with less volatility than the broad equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 100.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.92%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Interest expense has been restated to reflect the anticipated impact of the Adviser’s implementation of a more cost-efficient options trading process and therefore will not correlate to the Fund’s financial highlights in the annual shareholder report. Had the interest expense not been restated, Interest Expense would have been 0.26% for both Founders Class Shares and Investor Class Shares; Total Other Expenses would have been 0.58% and 0.66% for Founders Class Shares and Investor Class Shares, respectively; Total Annual Fund Operating Expenses would have been 2.30% and 2.63% for Founders Class Shares and Investor Class Shares, respectively; and Total Annual Fund Operating Expenses After Fee Waivers would have been 2.27% and 2.52% for Founders Class Shares and Investor Class Shares, respectively.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund’s Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests primarily in a concentrated portfolio of equity securities and equity-related instruments, options on equity securities, and cash and cash equivalents. The Fund may include common stocks of companies with any market capitalization in both domestic and international markets, sponsored or unsponsored American Depositary Receipts (ADRs) and ETFs that focus their investments on equity securities. ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. The ETFs in which the Fund may invest may have direct exposure to equity securities or may have indirect exposure to equity securities through indices or options. The Fund’s portfolio is concentrated because it will consist of a relatively small number of holdings – generally between 5 and 20 positions. The Fund may invest directly in common stocks of international issuers from time to time, rather than invest in the ADR related to such issuer.

In constructing the Fund’s portfolio, the Adviser uses fundamental analysis to establish a reasonable value (i.e., intrinsic value) for equity securities. In general, the Adviser selects equity securities that it believes have an intrinsic, durable competitive advantage over competition, a proven history of predictable cash flows, management that has both talent and integrity, and equity that is able to be purchased at a substantial discount to its intrinsic value. The Adviser expects the securities of the company to appreciate over time due to company-specific developments rather than general business conditions or market events. The Adviser may remove a security when its investment analysis indicates that the security is priced near or above its intrinsic value or believes better investment opportunities are available.

The Adviser’s estimate of intrinsic value is derived using a discounted cash flow analysis that requires an estimate of earnings growth for the next ten years, an appropriate PE ratio and a discount of that future value back to the present, typically at a discount rate of 15%. The Adviser views a continued high return on invested capital, no debt, historically high, consistent and growing earnings and free cash as strong indicators of a durable competitive advantage over competition given that sustaining these metrics over time is unlikely without a significant barrier to competitors copying the business and competing on price.

The Fund sets pre-determined thresholds for portfolio weightings of equity securities and the Adviser will actively manage the Fund’s portfolio to stay within those thresholds. The Fund’s portfolio weightings are determined based on such factors as the Adviser’s expectations for the performance of particular portfolio holdings, the Fund’s investment time horizon, and current market conditions.

Additionally, the Fund will pursue an options trading strategy. The Fund will seek to generate current income from option premiums by writing (selling) put and call options on equity securities, ADRs and ETFs. A put option refers to a financial transaction in which the investor selling the put option receives a cash payment and becomes obligated to purchase the underlying security at a set price for a set period of time. A call option refers to a financial transaction in which the investor selling a call option is obligated to deliver the underlying security at a set price for a set period of time. The Fund will only write call options where the Fund owns an equivalent amount of the underlying security, known as a “covered call” option. In addition, the Fund will opportunistically purchase equity, ETF and/or index put options in order to increase returns, reduce volatility or provide downside market protection for the portfolio. The Fund will use derivatives for hedging purposes, generation of earnings and basis reduction.

The extent of option writing activity will depend on the Adviser’s judgment regarding the relationship between value and price of the securities they wish to acquire, the expiration dates that are available for the options, and the attractiveness of writing call options on the Fund’s stock holdings. Some of the income from the premiums produced by writing put and call options may be used to purchase puts to help reduce the volatility (and risk profile) of the fund by providing downside protection.

The Fund will hold cash as collateral to cover the obligation created by selling puts and it will hold the underlying security as collateral for covered call option trades. Collateral for put options purchased to reduce volatility is limited to the total cash paid for the option. Collateral for call options purchased to increase returns is limited to the total cash paid for the option.

The Fund may invest in short positions in equity securities and derivatives. The Fund’s use of various options strategies may result in “leveraging” the portfolio or increasing stock market exposure. This can occur when the Fund buys call options on individual stocks or market indices. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 125% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 125% of the value of the Fund’s net assets at the time of investment. The risk of a 125% loss to the Fund from this strategy means that the Fund would lose 125% of its net asset value. The Adviser sells put options on equity securities of companies the Adviser believes represent value investments in the market. The Fund’s cash position secures the obligation. In the event that the Fund has more obligations through these put options than available cash, the Adviser will use portfolio margin (leverage) to secure the positions that had obligations that exceeded available cash. If the entire market experiences a significant decline, the Fund’s long put options will provide substantial cash to cover leveraged positions.

The Fund may also invest up to 15% of its net assets in private companies. The Fund’s investments in private companies may offer attractive investment opportunities which may not otherwise be available with public companies. However, securities of private companies are often “restricted securities,” and are not readily marketable. Accordingly, securities of private companies are generally considered to be illiquid. The Fund does not invest in private companies that are affiliates of the Adviser.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund. The volatility of individual securities can have a magnified impact on the Fund’s performance based on the Fund’s strategy and the securities in which the Fund invests. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Although the Fund holds a concentrated portfolio of equity securities and options, the Fund is not required to be fully invested in such securities and options and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Fund may determine that it is appropriate to hold a significant cash position for an extended period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Founders Class Shares will differ from those of the Investor Class Shares due to different expense structures. The Investor Class Shares have not yet commenced operations and therefore have no performance history. Updated performance information is available by calling toll-free 1-833-RULEONE.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-RULEONE
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The following bar chart shows the annual returns for the Fund’s Founders Class shares for each full calendar year of the Fund’s operations.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 14.61% (quarter ended December 31, 2020) and the lowest quarterly return was -11.64% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Founders Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The Investor Class Shares have not yet commenced operations and therefore have no performance history. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Rule One Fund | Dow Jones Industrial Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Rule One Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Rule One Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.
Rule One Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash and Cash Equivalents Risk.  The Fund expects to hold a significant amount of cash or cash equivalents under its investment strategy. There is a risk of lower returns and potential lost opportunities to participate in overall market appreciation or appreciation with respect to particular issuers when the Fund has significant cash or cash equivalent holdings. See Credit Risk and Interest Rate Risk disclosures below.

Rule One Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Rule One Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund may gain exposure to Equity Securities directly through investment in derivatives instruments, such as short put and covered call options. The Fund’s exposure to derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index; and (iv) potential for a greater loss than the amount invested by the Fund.

Rule One Fund | Call and Put Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Call and Put Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund may lose money if the value of the reference index or security falls below the exercise price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the exercise price.

There is risk of loss to the Fund in connection with purchasing put options. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

There is risk of loss to the Fund in connection with purchasing call options. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The Fund retains the risk of loss should the price of such securities decline.

Rule One Fund | Margin Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Margin Risk. The Fund may hold securities that are subject to collateral requirements at various executing brokers. Changes to collateral requirements, especially emergency adjustments that are done in response to market volatility, may force the Fund to sell certain securities on short notice for non-investment related reasons which may result in unfavorable execution prices and unfavorable investment results.

Rule One Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities in which the ETF invests including those comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value. An active trading market may not develop for an ETF's shares.

Rule One Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the price of the Fund’s Equity Securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Rule One Fund | Focused Portfolio and Non-Diversification Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focused Portfolio and Non-Diversification Risks. The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, market, industry, asset class or other category.

Rule One Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk. Since the Fund’s investments may include foreign Equity Securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Securities of foreign companies (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities.

Rule One Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Investments in foreign entities through ADRs generally involve risks applicable to other types of investments in foreign issuers. Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts.

Rule One Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the instruments being hedged. The use of hedging strategies will not eliminate all risks associated with the Fund’s portfolio. Hedging strategies can entail significant transactional costs for the Fund.

Rule One Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund’s investment strategies are expected to involve frequent trading which leads to increased transactional costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Rule One Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Rule One Fund | Leveraging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk. Certain transactions the Fund may undertake may give rise to a form of leverage, including investing in options and short sales. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Rule One Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of Equity Securities or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. The Fund’s shareholders are subject to the risk of loss due to the portfolio manager’s judgment as to purchases and sales of investments in the Fund.

Rule One Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Rule One Fund | Private Company/Placement Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Company/Placement Investment Risk. Any investments in the stocks of privately held companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the Fund are generally considered to be illiquid and are difficult to value since there are no market prices and less overall financial information available. The Fund could lose money on an investment in a private company, and investments in private companies may adversely affect the Fund’s performance.

Rule One Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Rule One Fund | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of trading in options, the Fund may incur higher brokerage and transactional charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

Rule One Fund | "Value" Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

“Value” Investing Risk.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Rule One Fund | Founder Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RULRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,387
Annual Return 2020	rr_AnnualReturn2020	11.99%
Annual Return 2021	rr_AnnualReturn2021	12.87%
Annual Return 2022	rr_AnnualReturn2022	(8.93%)
Annual Return 2023	rr_AnnualReturn2023	21.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.64%)
1 Year	rr_AverageAnnualReturnYear01	21.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Rule One Fund | Founder Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Rule One Fund | Founder Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Rule One Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RULIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,718

[1]	Interest expense has been restated to reflect the anticipated impact of the Adviser’s implementation of a more cost-efficient options trading process and therefore will not correlate to the Fund’s financial highlights in the annual shareholder report. Had the interest expense not been restated, Interest Expense would have been 0.26% for both Founders Class Shares and Investor Class Shares; Total Other Expenses would have been 0.58% and 0.66% for Founders Class Shares and Investor Class Shares, respectively; Total Annual Fund Operating Expenses would have been 2.30% and 2.63% for Founders Class Shares and Investor Class Shares, respectively; and Total Annual Fund Operating Expenses After Fee Waivers would have been 2.27% and 2.52% for Founders Class Shares and Investor Class Shares, respectively.
[2]	The Fund’s Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	Rule One Partners, LLC (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund’s Founders Class shares and Investor Class shares, until May 1, 2025. World Funds Trust (the “Trust”) and the Adviser may terminate this expense limitation agreement prior to May 1, 2025 only by mutual written consent. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.